Income (loss) per share	12 Months Ended
Dec. 31, 2013
Income (loss) per share

14. Income (loss) per share

The computation of basic and diluted income (loss) per ordinary share from operations for the years ended December 31, 2011, 2012 and 2013 was as follows:

	For the years ended December 31,
	2011	2012	2013
Numerator:
Net income (loss) attributable to Acorn International, Inc. shareholders from operations — basic and diluted	$5,123,259	$(17,926,074)	$(39,895,878)

Denominator:
Weighted average ordinary shares outstanding — basic	89,629,395	89,965,979	84,115,169

Weighted average ordinary shares outstanding — diluted	89,796,835	89,965,979	84,115,169

Income (loss) per ordinary share:
Basic	$0.06	$(0.20)	$(0.47)

Diluted	$0.06	$(0.20)	$(0.47)

The Group had 4,443,648 and 3,235,482 outstanding stock options, SARs and RSUs outstanding in 2012 and 2013, respectively, which could have potentially diluted income per share in the future, but were excluded in the computation of diluted loss per share in 2012 and 2013, as the Group had net loss attributable to shareholders from operations in those periods. For the year ended December 31, 2011, the Group had total 9,621,966 outstanding stock options and SARs which could potentially dilute basic earnings per share in the future, but were excluded in the computation of diluted income per share as their exercise prices were above the average market share prices in 2011.